5. Notes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Note Payable #1
Long-term Debt	$ 147,500	$ 47,500
Note Payable #2
Long-term Debt	0	150,000
Note Payable #3
Long-term Debt	0	150,000
Note Payable #4
Long-term Debt	0	50,000
Note Payable #5
Long-term Debt	$ 150,000	$ 0